CASH EQUIVALENTS - Schedule of Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
CASH EQUIVALENTS
Total cash and cash equivalents	€ 47,183	€ 24,696
Short term investments	0
Total cash and cash equivalents	€ 47,183	€ 24,696